Vessels, net	12 Months Ended
Dec. 31, 2020
Vessels, net [Abstract]
Vessels, net

5.         Vessels, net

The amounts in the consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels accumulated depreciation	Dry docking costs	Accumulated depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2018	179,401	(92,702)	4,830	(4,209)	87,320
Additions/ Dry Docking Component	26	-	2,148	-	2,174
Depreciation expense	-	(4,578)	-	(1,166)	(5,744)
Balance at December 31, 2018	179,427	(97,280)	6,978	(5,375)	83,750
Additions/ Dry Docking Component	54	-	622	-	676
Impairment loss	(29,902)	-	-	-	(29,902)
Depreciation expense	-	(4,578)	-	(1,704)	(6,282)
Balance at December 31, 2019	149,579	(101,858)	7,600	(7,079)	48,242
Additions/ Dry Docking Component	18,028	-	4,283	-	22,311
Impairment loss	(4,615)	-	-	-	(4,615)
Depreciation expense	-	(2,253)	-	(1,335)	(3,588)
Balance at December 31, 2020	162,992	(104,111)	11,883	(8,414)	62,350

On October 29, 2020, the Company took delivery of the m/v “Galaxy Globe”, a 2015-built Kamsarmax dry bulk carrier, through its subsidiary, Serena Maritime Limited, for a purchase price of $18.4 million, free of charter party, financed with available cash. The m/v “Galaxy Globe” was built at the Hudong-Zhonghua Shipyard in China and has a carrying capacity of 81,167 dwt. Following this acquisition, the fleet of Globus comprises of six dry bulk carriers with a total carrying capacity of 381,738 dwt. Upon the acquisition of the vessel, a total amount of $500 was recorded as dry-docking component and will be amortized until the vessel’s next scheduled survey to be performed in July 2023.

For the purpose of the consolidated statement of comprehensive loss, depreciation, as stated in the income statement component, comprises the following:

	For the year ended December 31,
	2020	2019	2018
Vessels depreciation	2,253	4,578	4,578
Depreciation on office furniture and equipment	33	31	23
Depreciation of right of use asset	112	112	-
Total	2,398	4,721	4,601

The Company’s vessels, except the m/v Galaxy Globe, have been pledged as collateral to secure the bank loans discussed in note 11.

Impairment of non-financial assets: The Company performed an impairment exercise as of March 31, 2020 on whether there were indicators that a vessel(s) may be impaired and concluded that impairment indicators existed for all vessels. As of December 31, 2020, the Company performed an assessment on whether there were indicators that a vessel(s) may be impaired and impairment indicators were identified for two of the Company’s vessels. As impairment indicators were identified during 2020, discounted future cash flows for each vessel with impairment indicators were determined and compared to the vessel’s carrying value. For the discount factor, the Company applied the Weighted Average Cost of Capital rate that was calculated to be 4.06% as at December 31, 2020. The projected net discounted future cash flows for the first year were determined by considering an estimated daily time charter equivalent based on the most recent blended (for modern and older vessels) FFA (i.e. Forward Freight Agreements) time charter rate for the fiscal year 2021 for each type of vessel. For the remaining useful life of the vessels, the Company used the historical ten-year blended average one-year time charter rates substituting for the year 2016 that was considered as extreme values, with the year 2010. Expected outflows for scheduled vessels maintenance were taken into consideration as well as vessel operating expenses assuming an average annual increase rate of 1% based on the historical trend derived from actual results for the Company’s vessels since their delivery under the Company’s technical management. The average time charter rates used were in line with the overall chartering strategy, especially in periods/years of depressed charter rates; reflecting the full operating history of vessels of the same type and particulars with the Company’s operating fleet (Supramax and Panamax vessels with a deadweight (“dwt”) of over 50,000 and 70,000, respectively) and they covered at least one full business cycle. Effective fleet utilization was assumed at 87% and 90% (including ballast days) for the Supramaxes and the Panamaxes, respectively taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys), as well as an estimate of the period(s) needed for finding suitable employment and off-hire for reasons other than scheduled maintenance, assumptions in line with the Company’s expectations for future fleet utilization under the current fleet deployment strategy.

As of March 31, 2020, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and recognized an impairment loss of $4,615. As of December 31, 2020, the Company concluded that the recoverable amounts of the vessels were higher than their carrying amounts and concluded that no additional impairment loss should be recognized. As of December 31, 2019, the Company concluded that the recoverable amounts of the vessels were lower than their carrying amounts and recognized an impairment loss of $29,902. As of December 31, 2018, no impairment loss was recognized as the vessels’ recoverable amounts exceeded their carrying amounts.

The impairment loss for the years ended December 31, 2020 and 2019, analysed by vessel is as follows:

	For the year ended December 31,
Vessel	2020	2019
m/v River Globe	(332)	(6,920)
m/v Sky Globe	(1,231)	(8,074)
m/v Star Globe	(460)	(7,197)
m/v Sun Globe	(2,013)	(4,797)
m/v Moon Globe	(579)	(2,914)
Impairment loss	(4,615)	(29,902)

As of December 31, 2019, the recoverable amount for each vessel was as follows:

	December 31,
Vessels	2019	Recoverable amount
m/v River Globe	7,752	At fair value less costs of disposal
m/v Sky Globe	8,971	At fair value less costs of disposal
m/v Star Globe	9,458	At fair value less costs of disposal
m/v Sun Globe	11,165	At fair value less costs of disposal
m/v Moon Globe	10,896	At value in use
Total:	48,242